Supplemental Guarantor Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Supplemental Guarantor Condensed Consolidating Financial Statements

NOTE 25—SUPPLEMENTAL GUARANTOR CONDENSED CONSOLIDATING FINANCIAL STATEMENTS

In connection with the issuance of the Senior Notes by Trinseo Materials Operating S.C.A. and Trinseo Materials Finance, Inc. (the “Issuers”), this supplemental guarantor financial statement disclosure is included in accordance with Rule 3-10 of
Regulation S-X. The Senior Notes are fully and unconditionally guaranteed, jointly and severally, on a senior unsecured basis, in each case, subject to certain exceptions, by Trinseo S.A. (the “Parent Guarantor”) and by certain subsidiaries (together, the “Guarantor Subsidiaries”).

Each of the Guarantor Subsidiaries is 100 percent owned by the Company. None of the other subsidiaries of the Company, either direct or indirect, guarantee the Senior Notes (together, the “Non-Guarantor Subsidiaries”). The Guarantor Subsidiaries of the Senior Notes, excluding the Parent Guarantor, will be automatically released from those guarantees upon the occurrence of certain customary release provisions.

The following supplemental condensed consolidating financial information is presented to comply with the Company’s requirements under Rule 3-10 of Regulation S-X:

•	the Condensed Consolidating Balance Sheets as of December 31, 2014 and December 31, 2013;

•	the Condensed Consolidating Statements of Comprehensive Income (Loss) for the years ended December 31, 2014, 2013 and 2012; and

•	the Condensed Consolidating Statements of Cash Flows for the years ended December 31, 2014, 2013 and 2012.

The Condensed Consolidating Financial Statements are presented using the equity method of accounting for its investments in 100 percent owned subsidiaries. Under the equity method, the investments in subsidiaries are recorded at cost and adjusted for our share of the subsidiaries cumulative results of operations, capital contributions, distributions and other equity changes. The elimination entries principally eliminate investments in subsidiaries and intercompany balances and transactions. The financial information in this footnote should be read in conjunction with the Consolidated Financial Statements presented and other notes related thereto contained within this Annual Report.

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

(In thousands)

	December 31, 2014
	Parent Guarantor	Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$904	$2,653	$166,106	$51,123	$—	$220,786
Accounts receivable, net of allowance	—	62	207,465	393,539	—	601,066
Intercompany receivables	55	493,090	1,369,837	101,716	(1,964,698)	—
Inventories	—	—	381,797	99,709	(7,645)	473,861
Deferred income tax assets	—	—	5,382	6,404	—	11,786
Other current assets	—	148	6,476	8,540	—	15,164

Total current assets	959	495,953	2,137,063	661,031	(1,972,343)	1,322,663

Investments in unconsolidated affiliates	—	—	167,658	—	—	167,658
Property, plant and equipment, net	—	—	426,905	129,792	—	556,697
Other assets
Goodwill	—	—	34,574	—	—	34,574
Other intangible assets, net	—	—	164,020	1,338	—	165,358
Investments in subsidiaries	327,100	1,327,675	595,755	—	(2,250,530)	—
Intercompany notes receivable—noncurrent	—	1,323,401	15,664	—	(1,339,065)	—
Deferred income tax assets—noncurrent	—	—	43,676	3,136	—	46,812
Deferred charges and other assets	—	36,899	23,398	718	1,339	62,354

Total other assets	327,100	2,687,975	877,087	5,192	(3,588,256)	309,098

Total assets	$328,059	$3,183,928	$3,608,713	$796,015	$(5,560,599)	$2,356,116

Liabilities and shareholders’ equity
Current liabilities
Short-term borrowings	$—	$—	$—	$7,559	$—	$7,559
Accounts payable	46	2,323	366,882	65,441	—	434,692
Intercompany payables	6,944	888,660	522,930	546,150	(1,964,684)	—
Income taxes payable	—	—	8,864	549	—	9,413
Deferred income tax liabilities	—	—	1,171	242	—	1,413
Accrued expenses and other current liabilities	204	52,001	55,412	13,311	—	120,928

Total current liabilities	7,194	942,984	955,259	633,252	(1,964,684)	574,005

Noncurrent liabilities
Long-term debt	—	1,192,500	2,148	—	—	1,194,648
Intercompany notes payable—noncurrent	—	—	1,296,121	42,944	(1,339,065)	—
Deferred income tax liabilities—noncurrent	—	2,300	16,145	8,866	—	27,311
Other noncurrent obligations	—	—	226,708	12,579	—	239,287

Total noncurrent liabilities	—	1,194,800	1,541,122	64,389	(1,339,065)	1,461,246

Commitments and contingencies (Note 15)
Shareholders’ equity	320,865	1,046,144	1,112,332	98,374	(2,256,850)	320,865

Total liabilities and shareholders’ equity	$328,059	$3,183,928	$3,608,713	$796,015	$(5,560,599)	$2,356,116

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

(In thousands)

	December 31, 2013
	Parent Guarantor	Issuers	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminations	Consolidated
Assets
Current assets
Cash and cash equivalents	$2	$954	$154,770	$40,777	$—	$196,503
Accounts receivable, net of allowance	—	—	272,745	444,739	(2)	717,482
Intercompany receivables	—	554,795	1,242,405	93,841	(1,891,041)	—
Inventories	—	—	439,952	93,019	(2,780)	530,191
Deferred income tax assets	—	—	5,077	4,743	—	9,820
Other current assets	—	3,954	4,386	14,410	—	22,750

Total current assets	2	559,703	2,119,335	691,529	(1,893,823)	1,476,746

Investments in unconsolidated affiliates	—	—	155,887	—	—	155,887
Property, plant and equipment, net	—	—	476,137	130,290	—	606,427
Other assets
Goodwill	—	—	37,273	—	—	37,273
Other intangible assets, net	—	—	171,352	162	—	171,514
Investments in subsidiaries	343,429	1,232,608	615,153	—	(2,191,190)	—
Intercompany notes receivable—noncurrent	—	1,359,637	17,739	—	(1,377,376)	—
Deferred income tax assets—noncurrent	—	—	36,260	6,678	—	42,938
Deferred charges and other assets	—	48,801	33,607	990	598	83,996

Total other assets	343,429	2,641,046	911,384	7,830	(3,567,968)	335,721

Total assets	$343,431	$3,200,749	$3,662,743	$829,649	$(5,461,791)	$2,574,781

Liabilities and shareholder’s equity
Current liabilities
Short-term borrowings	$—	$3,646	$—	$5,108	$—	$8,754
Accounts payable	—	2,570	436,147	70,378	(2)	509,093
Intercompany payables	158	763,022	550,741	576,354	(1,890,275)	—
Income taxes payable	—	—	9,407	276	—	9,683
Deferred income tax liabilities	—	—	784	2,119	—	2,903
Accrued expenses and other current liabilities	71	58,977	66,061	11,020	—	136,129

Total current liabilities	229	828,215	1,063,140	665,255	(1,890,277)	666,562

Noncurrent liabilities
Long-term debt	—	1,325,000	2,667	—	—	1,327,667
Intercompany notes payable—noncurrent	—	—	1,347,773	29,602	(1,377,375)	—
Deferred income tax liabilities—noncurrent	—	1,600	17,115	8,217	—	26,932
Other noncurrent obligations	—	—	198,479	11,939	—	210,418

Total noncurrent liabilities	—	1,326,600	1,566,034	49,758	(1,377,375)	1,565,017

Commitments and contingencies (Note 15)
Shareholder’s equity	343,202	1,045,934	1,033,569	114,636	(2,194,139)	343,202

Total liabilities and shareholder’s equity	$343,431	$3,200,749	$3,662,743	$829,649	$(5,461,791)	$2,574,781

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE

INCOME (LOSS)

(In thousands)

	Year Ended December 31, 2014
	Parent Guarantor	Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$4,684,218	$1,366,437	$(922,694)	$5,127,961
Cost of sales	—	560	4,425,078	1,322,771	(917,769)	4,830,640

Gross profit	—	(560)	259,140	43,666	(4,925)	297,321
Selling, general and administrative expenses	11,822	18,405	180,730	21,629	—	232,586
Equity in earnings of unconsolidated affiliates	—	—	47,749	—	—	47,749

Operating income (loss)	(11,822)	(18,965)	126,159	22,037	(4,925)	112,484
Interest expense, net	—	120,910	1,535	2,478	—	124,923
Intercompany interest expense (income), net	12	(81,551)	69,902	11,609	28	—
Loss on extinguishment of long-term debt	—	7,390	—	—	—	7,390
Other expense (income), net	6,330	17,742	(3,323)	7,052	(17)	27,784
Equity in loss (earnings) of subsidiaries	49,132	(59,281)	32,878	—	(22,729)	—

Income (loss) before income taxes	(67,296)	(24,175)	25,167	898	17,793	(47,613)
Provision for (benefit from) income taxes	36	1,409	15,004	4,011	(741)	19,719

Net income (loss)	$(67,332)	$(25,584)	$10,163	$(3,113)	$18,534	$(67,332)

Comprehensive income (loss)	$(230,927)	$(189,179)	$(150,388)	$(6,157)	$345,724	$(230,927)

	Year Ended December 31, 2013
	Parent Guarantor	Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$4,793,183	$1,476,538	$(962,307)	$5,307,414
Cost of sales	—	996	4,485,470	1,427,391	(964,453)	4,949,404

Gross profit	—	(996)	307,713	49,147	2,146	358,010
Selling, general and administrative expenses	10,073	3,981	181,756	21,048	—	216,858
Equity in earnings of unconsolidated affiliates	—	—	39,138	—	—	39,138

Operating income (loss)	(10,073)	(4,977)	165,095	28,099	2,146	180,290
Interest expense, net	—	125,711	3,656	2,671	—	132,038
Intercompany interest expense (income), net	7	(88,851)	76,042	12,803	(1)	—
Loss on extinguishment of long-term debt	—	20,744	—	—	—	20,744
Other expense (income), net	6	(32,325)	39,534	20,647	15	27,877
Equity in loss (earnings) of subsidiaries	12,128	(44,373)	(3,346)	—	35,591	—

Income (loss) before income taxes	(22,214)	14,117	49,209	(8,022)	(33,459)	(369)
Provision for (benefit from) income taxes	4	1,735	16,964	2,593	553	21,849

Net income (loss)	$(22,218)	$12,382	$32,245	$(10,615)	$(34,012)	$(22,218)

Comprehensive income (loss)	$41,587	$76,187	$91,240	$(5,805)	$(161,622)	$41,587

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF COMPREHENSIVE

INCOME (LOSS)

(In thousands)

	Year Ended December 31, 2012
	Parent Guarantor	Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Net sales	$—	$—	$4,947,970	$1,613,401	$(1,109,462)	$5,451,909
Cost of sales	—	279	4,691,834	1,532,264	(1,109,189)	5,115,188

Gross profit	—	(279)	256,136	81,137	(273)	336,721
Selling, general and administrative expenses	7,374	3,994	147,454	23,247	—	182,069
Equity in earnings of unconsolidated affiliates	—	—	27,140	—	—	27,140

Operating income (loss)	(7,374)	(4,273)	135,822	57,890	(273)	181,792
Interest expense, net	—	104,069	917	4,985	—	109,971
Intercompany interest expense (income), net	1	(88,245)	76,510	11,782	(48)	—
Other expense (income), net	4	(20,515)	21,376	23,125	(11)	23,979
Equity in loss (earnings) of subsidiaries	(37,661)	(53,200)	(75,950)	—	166,811	—

Income (loss) before income taxes	30,282	53,618	112,969	17,998	(167,025)	47,842
Provision for (benefit from) income taxes	—	(808)	22,159	(3,739)	(52)	17,560

Net income (loss)	$30,282	$54,426	$90,810	$21,737	$(166,973)	$30,282

Comprehensive income (loss)	$1,667	$25,811	$59,111	$24,821	$(109,743)	$1,667

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(In thousands)

	Year Ended December 31, 2014
	Parent Guarantor	Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Cash provided by (used in) operating activities	$(1,079)	$(58,667)	$107,137	$81,641	$(11,811)	$117,221
Cash flows from investing activities
Capital expenditures	—	—	(85,021)	(13,585)	—	(98,606)
Proceeds from the sale of businesses and other assets	—	—	—	6,257	—	6,257
Payment for working capital adjustment from sale of business	—	—	(700)	—	—	(700)
Distributions from unconsolidated affiliates	—	—	978	—	—	978
Investments in subsidiaries	(196,400)	(199,400)	(196,626)	—	592,426	—
Intercompany investing activities	—	2,462	(181,036)	—	178,574	—
(Increase) / decrease in restricted cash	—	—	(533)	—	—	(533)

Cash provided by (used in) investing activities	(196,400)	(196,938)	(462,938)	(7,328)	771,000	(92,604)

Cash flows from financing activities
Proceeds from initial public offering, net of offering costs	198,087	—	—	—	—	198,087
Intercompany short-term borrowings, net	295	14,254	(34,986)	(927)	21,364	—
Short-term borrowings, net	—	(3,646)	(273)	(52,982)	—	(56,901)
Contributions from parent companies	—	189,400	395,800	7,226	(592,426)	—
Distributions to parent companies	—	—	—	(11,811)	11,811	—
Repayments of Senior Notes	—	(132,500)	—	—	—	(132,500)
Proceeds from (repayments of) intercompany long-term debt	—	189,400	13,000	(2,462)	(199,938)	—
Proceeds from Accounts Receivable Securitization Facility	—	—	—	308,638	—	308,638
Repayments of Accounts Receivable Securitization Facility	—	—	—	(309,205)	—	(309,205)

Cash provided by (used in) financing activities	198,382	256,908	373,541	(61,523)	(759,189)	8,119
Effect of exchange rates on cash	(1)	396	(6,404)	(2,444)	—	(8,453)

Net change in cash and cash equivalents	902	1,699	11,336	10,346	—	24,283
Cash and cash equivalents—beginning of period	2	954	154,770	40,777	—	196,503

Cash and cash equivalents—end of period	$904	$2,653	$166,106	$51,123	$—	$220,786

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(In thousands)

	Year Ended December 31, 2013
	Parent Guarantor	Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Cash provided by (used in) operating activities	$(78)	$27,101	$34,470	$149,842	$—	$211,335
Cash flows from investing activities
Capital expenditures	—	—	(61,573)	(11,971)	—	(73,544)
Proceeds from capital expenditures subsidy	—	—	18,769	—	—	18,769
Proceeds from the sale of businesses and assets	—	—	15,221	—	—	15,221
Advance payment refunded	—	—	—	(2,711)	—	(2,711)
Distributions from unconsolidated affiliates	—	—	1,055	—	—	1,055
Intercompany investing activities	—	(4,000)	(43,012)	—	47,012	—
Decrease in restricted cash	—	—	—	7,852	—	7,852

Cash provided by (used in) investing activities	—	(4,000)	(69,540)	(6,830)	47,012	(33,358)

Cash flows from financing activities
Deferred financing fees	—	(47,488)	(767)	—	—	(48,255)
Intercompany short-term borrowings, net	77	37,793	5,991	(849)	(43,012)	—
Short-term borrowings, net	—	(7,727)	(267)	(34,883)	—	(42,877)
Proceeds from issuance of intercompany long-term debt	—	—	—	4,000	(4,000)	—
Repayments of Term Loans	—	(1,239,000)	—	—	—	(1,239,000)
Proceeds from issuance of Senior Notes	—	1,325,000	—	—	—	1,325,000
Proceeds from issuance of Accounts Receivable Securitization Facility	—	—	—	376,630	—	376,630
Repayments of Accounts Receivable Securitization Facility	—	—	—	(471,696)	—	(471,696)
Proceeds from the draw of revolving debt	—	405,000	—	—	—	405,000
Repayments on the revolving debt	—	(525,000)	—	—	—	(525,000)

Cash provided by (used in) financing activities	77	(51,422)	4,957	(126,798)	(47,012)	(220,198)
Effect of exchange rates on cash	—	(136)	2,795	(292)	—	2,367

Net change in cash and cash equivalents	(1)	(28,457)	(27,318)	15,922	—	(39,854)
Cash and cash equivalents—beginning of period	3	29,411	182,088	24,855	—	236,357

Cash and cash equivalents—end of period	$2	$954	$154,770	$40,777	$—	$196,503

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(In thousands)

	Year Ended December 31, 2012
	Parent Guarantor	Issuers	Guarantor Subsidiaries	Non- Guarantor Subsidiaries	Eliminations	Consolidated
Cash flows from operating activities
Cash provided by (used in) operating activities	$(48)	$7,865	$113,446	$64,852	$—	$186,115
Cash flows from investing activities
Capital expenditures	—	—	(110,746)	(7,758)	—	(118,504)
Proceeds from capital expenditures subsidy	—	—	6,079	—	—	6,079
Proceeds from the sale of property, plant and equipment	—	—	206	47	—	253
Advance payment received	—	—	—	2,602	—	2,602
Investments in subsidiaries	(162,155)	—	(22,155)	—	184,310	—
Intercompany investing activities	—	144,463	68,268	—	(212,731)	—
Increase in restricted cash	—	—	—	(7,725)	—	(7,725)

Cash provided by (used in) investing activities	(162,155)	144,463	(58,348)	(12,834)	(28,421)	(117,295)

Cash flows from financing activities
Deferred financing fees	—	(7,392)	(688)	—	—	(8,080)
Intercompany short-term borrowings, net	51	(49,818)	1,444	(18,625)	66,948	—
Short-term borrowings, net	—	(4,159)	(407)	(33,321)	—	(37,887)
Contributions from parent companies	—	22,155	162,155	—	(184,310)	—
Capital contributions from shareholder	162,155	—	—	—	—	162,155
Repayments of intercompany indebtedness	—	—	(144,183)	(1,600)	145,783	—
Repayments of Term Loans	—	(147,000)	—	—	—	(147,000)
Proceeds from issuance of Accounts Receivable Securitization Facility	—	—	—	113,828	—	113,828
Repayments of Accounts Receivable Securitization Facility	—	—	—	(130,233)	—	(130,233)
Proceeds from the draw of revolving debt	—	1,105,000	—	—	—	1,105,000
Repayments on the revolving debt	—	(1,135,000)	—	—	—	(1,135,000)

Cash provided by (used in) financing activities	162,206	(216,214)	18,321	(69,951)	28,421	(77,217)
Effect of exchange rates on cash	—	16	246	(821)	—	(559)

Net change in cash and cash equivalents	3	(63,870)	73,665	(18,754)	—	(8,956)
Cash and cash equivalents—beginning of period	—	93,281	108,423	43,609	—	245,313

Cash and cash equivalents—end of period	$3	$29,411	$182,088	$24,855	$—	$236,357